Risk management for financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Schedule of trade receivable aging net of allowance of doubtful accounts

	December 31, 2021	December 31, 2020	December 31, 2019
0 to 30 days	$2,490,940	$2,902,154	$2,286,445
31 to 60 days	973,641	661,408	636,975
61 to 90 days	623,990	487,560	51,222
91 days and older	1,505,797	424,629	194,903
	$5,594,368	$4,475,751	$3,169,545

Schedule of allowance for doubtful accounts provision

	December 31, 2021	December 31, 2020	December 31, 2019
Beginning of year	$123,338	$902,215	$769,930
Add: provision for allowance for doubtful accounts	283,964	18,116	114,237
Less: write-offs	(112,116)	(815,817)	—
Foreign exchange adjustments	21,016	18,824	18,048
Expected credit loss – end of year	$316,202	$123,338	$902,215

Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Schedules of information related to exposure to risk

	2022	2023	2024	2025	Total
Trade and other payables	5,380,701	—	—	—	5,380,701
Lease obligations	446,571	477,290	337,842	247,211	1,508,914
Crown Capital debt	308,892	12,165,330	—	—	12,474,222
Contingent Consideration - Wordz	77,249	352,626	282,537	—	712,412
Contingent Consideration - Auscript	150,000	—	—	—	150,000
WordZ SBA Loan	114,507	—	—	—	114,507
WordZ promissory note	357,323	212,901	—	—	570,224
HomeTech VTB loan	240,000	240,000	20,000	—	500,000
Total	$7,075,243	$13,448,146	$640,379	$247,211	$21,410,979

Credit risk
Disclosure of detailed information about financial instruments [line items]
Schedules of information related to exposure to risk

	December 31, 2021	December 31, 2020	December 31, 2019
United States	48%	65%	54%
Australia	31%	17%	33%
United Kingdom	14%	16%	11%
Rest of world	7%	2%	2%
	100%	100%	100%